Risk management	6 Months Ended
Jun. 30, 2022
Risk Management
Risk management

27.	Risk management
27.1.	Derivative financial instruments

A summary of the positions of the derivative financial instruments held by the Company and recognized in other current assets and liabilities as of June 30, 2022 , as well as the amounts recognized in the statement of income and other comprehensive income and the guarantees given is set out as follows:

		Statement of Financial Position
				Fair value
	Notional value		Asset Position (Liability)		Maturity
	06.30.2022	12.31.2021	06.30.2022	12.31.2021
Derivatives not designated for hedge accounting
Future contracts - total (*)	(3,884)	(1,308)	39	(1)
Long position/Crude oil and oil products	5,242	1,380	-	-	2022
Short position/Crude oil and oil products	(9,126)	(2,688)	-	-	2022
Swap (**)					−
Long put/ Soybean oil (**)	(13)	(11)	2	-	2022
Options
Long put/ Soybean oil (**)	(25)	−	2	-	2022
Forward contracts
Short position/Foreign currency (BRL/USD) (***)	US$ 64	US$ 15	(3)	-	2022
Short position/Foreign currency (EUR/USD) (***)	EUR 94	-	(1)	−	2022
Swap
Foreign currency / Cross-currency Swap (***)	GBP 583	GBP 583	(31)	23	2026
Foreign currency / Cross-currency Swap (***)	GBP 442	GBP 442	(137)	(50)	2034
Swap - IPCA	R$ 3,008	R$ 3,008	(7)	(1)	2029/2034
Foreign currency / Cross-currency Swap (***)	US$ 729	US$ 729	(102)	(221)	2024/2029
Total recognized in the Statement of Financial Position			(238)	(250)
(*) Notional value in thousands of bbl.
(**) Notional value in thousands of tons.
(***) Amounts in US$, GBP, EUR and R$ are presented in million.

	Gains/ (losses) recognized in the statement of income
	Jan-Jun/2022	Jan-Jun/2021	Apr-Jun/2022	Apr-Jun/2021
Commodity derivatives
Other commodity derivative transactions - 27.2 (a)	(222)	(42)	(169)	(19)
Recognized in Other Income and Expenses	(222)	(42)	(169)	(19)
Currency derivatives
Swap Pounds Sterling x Dollar - 27.3 (b)	(156)	(3)	(126)	(32)
NDF – Pounds Sterling x Dollar - 27.3 (b)	−	9	−	5
Swap CDI x Dollar - 27.3 (b)	147	56	(22)	84
Others	−	1	−	−
	(9)	63	(148)	57
Interest rate derivatives
Swap - CDI X IPCA	(16)	(10)	(15)	18
	(16)	(10)	(15)	18
Cash flow hedge on exports (*)	(2,488)	(2,307)	(1,108)	(1,194)
Recognized in Net finance income (expense)	(2,513)	(2,254)	(1,271)	(1,119)
Total	(2,735)	(2,296)	(1,440)	(1,138)
(*)	As presented in note 27.3

		Gains/ (losses) recognized in other comprehensive income
		Jan-Jun/2022	Jan-Jun/2021	Apr-Jun/2022	Apr-Jun/2021
Cash flow hedge on exports (*)		7,561	4,758	(5,415)	9,236

(*)	As presented in note 27.3

	Guarantees given as collateral
	06.30.2022	12.31.2021
Commodity derivatives	111	15
Currency derivatives	134	27
Total	245	42

A sensitivity analysis of the derivative financial instruments for the different types of market risks as of June 30, 2022 is set out as follows:

Financial Instruments	Risk	Probable Scenario	Reasonably possible scenario	Remote Scenario
Derivatives not designated for hedge accounting
Future and forward contracts	Crude oil and oil products - price changes	-	(192)	(384)
Future and forward contracts	Soybean oil - price changes	2	7	17
Option	Soybean oil – price changes	2	3	141
Non-deliverable forwards (NDF)	Foreign currency - depreciation BRL x USD	(3)	18	33
		1	(164)	(323)

The probable scenario uses market references, used in pricing models for oil, oil products and natural gas markets, and takes into account the closing price of the asset on June 30, 2022. Therefore, no variation is considered arising from outstanding operations in this scenario. The reasonably possible and remote scenarios reflect the potential effects on the statement of income from outstanding transactions, considering a variation in the closing price of 25% and 50%, respectively. To simulate the most unfavorable scenarios, the variation was applied to each asset according to open transactions: price decrease for long positions and increase for short positions.

27.2.	Risk management of products prices

The Company is usually exposed to commodity price cycles, although it may use derivative instruments to hedge exposures related to prices of products purchased and sold to fulfill operational needs and in specific circumstances depending on business environment analysis and assessment of whether the targets of the Strategic Plan are being met.

a)	Other commodity derivative transactions

Petrobras, by use of its assets, positions and market knowledge from its operations in Brazil and abroad, occasionally seeks to optimize some of its commercial operations in the international market, with the use of commodity derivatives to manage price risk.

27.3.	Foreign exchange risk management
a)	Cash Flow Hedge involving the Company’s future exports

The carrying amounts, the fair value as of June 30, 2022, and a schedule of expected reclassifications to the statement of income of cumulative losses recognized in other comprehensive income (shareholders’ equity) based on a US$ 1.00 / R$ 5.2380 exchange rate are set out below:

			Present value of hedging instrument notional value at 06.30.2022
Hedging Instrument	Hedged Transactions	Nature of the Risk	Maturity Date	US$ million	R$ million
Foreign exchange gains and losses on proportion of non-derivative financial instruments cash flows	Foreign exchange gains and losses of highly probable future monthly exports revenues	Foreign Currency – Real vs U.S. Dollar Spot Rate	July 2022 to June 2032	64,626	338,509

Changes in the present value of hedging instrument notional value	US$ million	R$ million
Amounts designated as of December 31, 2021	72,640	405,370
Additional hedging relationships designated, designations revoked and hedging instruments re-designated	6,162	32,036
Exports affecting the statement of income	(5,794)	(29,264)
Principal repayments / amortization	(8,382)	(42,533)
Foreign exchange variation	-	(27,100)
Amounts designated as of June 30, 2022	64,626	338,509
Nominal value of hedging instrument (finance debt and lease liability) at June 30, 2022	75,052	393,121

In the first half of 2022, the Company recognized a US $83 loss within foreign exchange gains (losses) due to ineffectiveness (a US$ 15 gain in the same period of 2021).

The average ratio of future exports for which cash flow hedge accounting was designated to the highly probable future exports is 62.77%.

A roll-forward schedule of cumulative foreign exchange losses recognized in other comprehensive income as of June 30, 2022 is set out below:

	Exchange rate variation	Tax effect	Total
Balance at December 31, 2021	(36,621)	12,452	(24,169)
Recognized in Other comprehensive income	5,073	(1,725)	3,348
Reclassified to the statement of income - occurred exports	2,488	(846)	1,642
Balance at June 30, 2022	(29,060)	9,881	(19,179)

	Exchange rate variation	Tax effect	Total
Balance at December 31, 2020	(37,257)	12,667	(24,590)
Recognized in Other comprehensive income	2,451	(833)	1,618
Reclassified to the statement of income - occurred exports	2,307	(784)	1,523
Balance at June 30, 2021	(32,499)	11,050	(21,449)

Additional hedging relationships may be revoked or additional reclassification adjustments from equity to the statement of income may occur as a result of changes in forecasted export prices and export volumes following a revision of the Company’s strategic plan. Based on a sensitivity analysis considering a US$ 10/barrel decrease in Brent prices stress scenario, when compared to the Brent price projections in the Strategic Plan 2022-2026, would not indicate a reclassification from equity to the statement of income.

A schedule of expected reclassification of cumulative foreign exchange losses recognized in other comprehensive income to the statement of income as of June 30, 2022 is set out below:

	2022	2023	2024	2025	2026	2027	2028 a 2031	Total
Expected realization	(4,281)	(7,051)	(5,289)	(3,329)	(2,828)	(3,040)	(3,242)	(29,060)

b)	Information on ongoing contracts

As of June 30, 2022, the Company has outstanding swap contracts - IPCA x CDI and CDI x Dollar, as well as Swap - Pound sterling x Dollar.

Swap contracts – IPCA x CDI and CDI x Dollar

Changes in future interest rate curves (CDI) may have an impact on the Company's results, due to the market value of these swap contracts. The parallel shock was estimated from the average term of swap contracts (25% of the future interest rate). A sensitivity analysis on CDI through a parallel shock keeping all other variables remaining constant, would result in the impacts shown in the following table:

Sensitivity Analysis	Result
Parallel increase of 300 basis points	(29)
Parallel reduction of 300 basis points	48

c)	Sensitivity analysis for foreign exchange risk on financial instruments

A sensitivity analysis is set out below, showing the probable scenario for foreign exchange risk on financial instruments, computed based on external data along with reasonably possible and remote scenarios (25% and 50% changes in the foreign exchange rates prevailing on June 30, 2022, respectively), except for assets and liabilities of foreign subsidiaries, when transacted in a currency equivalent to their respective functional currencies. This analysis only covers the exchange rate variation and maintains all other variables constant.

Financial Instruments	Exposure at 06.30.2022	Risk	Probable Scenario (*)	Reasonably possible scenario	Remote Scenario
Assets	4,458		10	1,115	2,229
Liabilities	(86,164)	Dollar/Real	(197)	(21,541)	(43,082)
Exchange rate - Cross currency swap	(574)		(1)	(144)	(287)
Cash flow hedge on exports	64,626		148	16,156	32,313
	(17,654)		(40)	(4,414)	(8,827)
Assets	3	Euro/Real	−	1	2
Liabilities	(128)		(1)	(32)	(64)
	(125)		(1)	(31)	(62)
Assets	936	Euro/Dollar	3	234	468
Liabilities	(1,869)		(6)	(467)	(935)
	(933)		(3)	(233)	(467)
Assets	2	Pound/Real	−	1	1
Liabilities	(20)		−	(5)	(10)
	(18)		−	(4)	(9)
Assets	1,661	Pound/Dollar	5	415	830
Liabilities	(3,267)		(9)	(817)	(1,634)
Derivative - cross currency swap	1,246		4	312	623
	(360)		−	(90)	(181)
Total at June 30, 2022	(19,090)		(44)	(4,772)	(9,546)
(*)	At June 30, 2022, the probable scenario was computed based on the following risks: R$ x U.S. Dollar - a 0.23% depreciation of the Real; Euro x U.S. Dollar: a 0.3% appreciation of the Euro; Pound Sterling x U.S. Dollar: a 0.29% appreciation of the Pound Sterling; Real x Euro: a 0.5% depreciation of the Real; and Real x Pound Sterling - a 0.5% depreciation of the Real. Source: Focus and Thomson Reuters.

27.4.	Interest rate risk management

The Company considers that interest rate risk does not create a significant exposure and therefore, preferably does not use derivative financial instruments to manage interest rate risk, except for specific situations faced by certain subsidiaries of Petrobras.

The sensitivity analysis of interest rate risk presented in the table below is carried out for a 12-month term. Amounts referring to reasonably possible and remote scenarios mean the total floating interest expense if there is a variation of 25% and 50% in these interest rates, respectively, maintaining all other variables constant.

Risk	Probable Scenario (*)	Reasonably possible scenario	Remote Scenario
LIBOR 3M	9	11	12
LIBOR 6M	529	603	677
CDI	138	173	207
TJLP	69	87	104
IPCA	89	111	133
	834	985	1,133
(*)	The probable scenario was calculated considering the quotations of currencies and floating rates to which the debts are indexed.

27.5.	Liquidity risk management

The possibility of a shortage of cash or other financial assets in order to settle the Company’s obligations on the agreed dates is managed by the Company. Following its liability management strategy, the Company regularly evaluates market conditions and may enter into transactions to repurchase its own securities or those of its affiliates, through a variety of means, including tender offers, make whole exercises and open market repurchases, in order to improve its debt repayment profile and cost of debt.